Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest expense	$ 32,194		$ 30,083		$ 94,460		$ 90,730		$ 120,861		$ 118,506		$ 111,263
Cash interest paid	43,576		55,774		114,090		114,259		117,043		115,405		90,713
Debt issuance cost amortization	$ 1,274	[1]	$ 1,216	[1]	$ 3,697	[1]	$ 3,776	[1]	$ 5,036	[1]	$ 5,290	[1]	$ 5,264	[1]

[1]	Amortization of debt issuance cost is included in interest expense.